Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net
Accounts receivable	$ 22,651,618	$ 29,289,301	$ 29,028,826
Allowance for doubtful accounts:
Balance at beginning of the year	(1,161,955)	(1,774,192)	(1,286,120)
Additions charged to bad debt expense	(34,005)	(359,252)	(4,104,458)
Write-off	28,367	964,474	3,616,076
Foreign exchange effect	(923)	7,015	310
Balance at end of the year	(1,168,516)	(1,161,955)	(1,774,192)
Accounts receivable, net	$ 21,483,102	$ 28,127,346	$ 27,254,634